WARRANTS ON CONVERTIBLE NOTES - Assumptions (Details) - Tranche I	12 Months Ended
Dec. 31, 2019
SHAREHOLDER RIGHTS PLAN
Risk-free interest rate	1.59%
Expected volatility of common stock	93.67%
Dividend yield	0.00%
Expected life of warrants	10 months 24 days